May 2, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re: File Nos:	The Appleton Funds (the “Trust”) 333-49374 & 811-10201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust certifies that the forms of Prospectus and Statement of Additional Information for the Appleton Equity Growth Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 18 to the Trust’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 23, 2014 and became effective on April 30, 2014.

If you have any questions or require further information, please do not hesitate to contact me at (414) 765-5586.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for The Appleton Funds